Shareholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Shareholders' Equity [Abstract]
Shareholders' Equity

Note 6. Shareholders’ Equity

Preferred Stock

The Company has 350,000 shares of preferred stock authorized, none of which are issued or outstanding.

Common Stock

During the nine months ended September 30, 2014, the Company issued the following shares of common stock:

•	In January 2014, the Company issued 77,889 shares of common stock in connection with the cashless exercise of 250,000 stock warrants;
•	In March 2014, the Company issued 76,932 shares of common stock pursuant to the Lincoln Park facility;
•	In April 2014, the Company issued 76,907 shares of common stock pursuant to the Lincoln Park facility;
•	In July 2014, the Company issued 76,904 shares of common stock pursuant to the Lincoln Park facility;
•	In May 2014, the Company issued 43,067 shares of common stock upon the execution of an agreement to evaluate specific oncology technology;
•	In July 2014, the Company issued 7,500 shares of common stock upon the exercise of vested stock options;
•	In August 2014, the Company issued 65,115 shares of common stock with the cashless exercise of 336,081 stock warrants;
•	In September 2014, the Company issued 1,849,113 shares of common stock in connection with the Hy BioPharma Acquisition of in process research and development.
•	In four separate transactions, the Company issued 121,000 shares of common stock as partial consideration for services performed.

Note 6. Shareholders’ Equity

Preferred Stock

The Company has 350,000 shares of preferred stock authorized, none of which are issued or outstanding.

Common Stock

The following items represent transactions in the Company’s common stock for the year ended December 31, 2013:
·	In April 2013, the Company issued 1,034,483 shares of common stock related to the execution of an Exclusive Channel Collaboration agreement with Intrexon Corporation.
·	In June 2013, the Company issued 6,773,995 shares of common stock pursuant to a registered direct unit offering of common stock and warrants.
·	In October 2013, the Company issued 107,143 shares of common stock for stock warrants exercised.
·	In November, the Company issued 383,370 shares of common stock pursuant to the Lincoln Park Capital equity facility.
·	In two separate transactions, the Company issued 103,439 shares of common stock for stock options exercised.
·	In five separate transactions, the Company issued 55,104 shares of common stock as part of consideration for services performed.

The following items represent transactions in the Company’s common stock for the year ended December 31, 2012:
·	In January 2012, the Company issued 16,667 shares of common stock as part of an employee’s 2011 bonus from the Company.
·	In four separate transactions, the Company issued 46,706 shares of common stock as part of consideration for services performed.

Warrants

During 2013, the Company issued warrants to purchase 5,416,581 shares of common stock pursuant to a registered direct offering of common stock and warrants. Additionally, the Company issued 5,000 warrants to a consultant in exchange for services. During 2012, the Company issued warrants to purchase 50,000 shares of common stock to a consultant in exchange for services. Additionally, in December 2012, the Company replaced previously issued warrants to purchase 724,873 shares of common stock for new warrants. These new warrants were issued to Sigma Tau upon the Company reacquiring the rights to orBec® and to Dr. George McDonald upon the renegotiation of our orBec® license agreement.

A charge of $3,654,770, related to the warrants issued in the registered direct offering, was incurred for the change in the fair value of the warrant liability during the year ended December 31, 2013.  Additionally, warrant expense charges of $4,775 and $429,902 were recorded during the years ended December 31, 2013 and 2012, respectively.  These expenses represented the estimated fair value of services performed during these periods and renegotiated agreements, in 2012, with Sigma Tau and Dr. McDonald pertaining to the rights of orBec® .

Equity Line

In November 2013, the Company entered into a common stock purchase agreement with Lincoln Park Capital  Fund, LLC (“Lincoln Park”). The Lincoln Park equity facility allows the Company to require Lincoln Park to purchase up to 75,000 shares (“Regular Purchase”) of the Company’s common stock every two business days, up to an aggregate of $10.0 million over approximately a 36-month period depending on certain conditions, including the quoted market price of the Company’s common stock on such date. The purchase price for the Regular Purchase shall be equal to the lesser of (i) the lowest sale price of the common shares during the purchase date, or (ii) the average of the three lowest closing sale prices of common shares during the twelve business days prior to the purchase date.  Each Regular Purchase shall not exceed $750,000.  Furthermore, for each additional purchase by Lincoln Park, additional commitment shares in commensurate amounts up to total of 122,070 shares will be issued based upon the relative proportion of the aggregate amount of $10.0 million. The Regular Purchase amount may be increased up to 100,000 shares of common stock if the closing price of the common shares is not below $2.50.  In addition to the Regular Purchase and provided that the closing price of the common shares is not below $1.50 on the purchase date, the Company in its sole discretion may direct Lincoln Park on each purchase date to purchase on the next stock trading day (Accelerate Purchase Date”) additional shares of Company stock up to the lesser of (i) two times the number of shares purchased following a Regular Purchase or (ii) 30% of the trading volume of shares traded on the Accelerated Purchase Date as a price equal to the lesser of the closing sale price on the Accelerated Purchase Date or 95% of the Accelerated Purchase Date’s volume weighted average price.

As part of the agreement, the Company received gross proceeds of $600,000 for the issuance of 383,370 shares of common stock to Lincoln Park. Associated costs of $71,949 were incurred resulting in net proceeds of $528,051.